Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure

The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2017	2016
Debt securities
FVTPL	$147,024	$140,890
AFS	26,976	27,732
Mortgages	44,742	44,193
Private placements	32,132	29,729
Policy loans	5,808	6,041
Loans to Bank clients	1,737	1,745
Derivative assets	15,569	23,672
Accrued investment income	2,182	2,260
Reinsurance assets	30,359	34,952
Other financial assets	5,253	4,844
Total	$311,782	$316,058

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements

The following table presents the credit quality and carrying value of commercial mortgages and private placements.

As at December 31, 2017	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$110	$1,517	$4,363	$2,050	$44	$57	$8,141
Office	57	1,272	4,635	1,647	70	28	7,709
Multi-family residential	523	1,395	1,805	726	–	–	4,449
Industrial	33	386	1,542	477	145	–	2,583
Other	362	331	1,012	973	14	–	2,692
Total commercial mortgages	1,085	4,901	13,357	5,873	273	85	25,574
Agricultural mortgages	–	159	–	405	25	–	589
Private placements	1,038	4,246	11,978	13,160	717	993	32,132
Total	$2,123	$9,306	$25,335	$19,438	$1,015	$1,078	$58,295

As at December 31, 2016	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$97	$1,620	$4,391	$2,084	$–	$7	$8,199
Office	68	1,255	3,972	1,938	55	36	7,324
Multi-family residential	656	1,362	1,944	844	–	–	4,806
Industrial	22	360	1,452	831	169	–	2,834
Other	428	261	1,323	493	60	–	2,565
Total commercial mortgages	1,271	4,858	13,082	6,190	284	43	25,728
Agricultural mortgages	–	151	61	469	141	–	822
Private placements	1,086	4,466	10,671	11,606	936	964	29,729
Total	$2,357	$9,475	$23,814	$18,265	$1,361	$1,007	$56,279

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets

The following table presents the carrying value of past due but not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2017	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$–	$–	$–	$45
AFS	104	2	106	1
Private placements	363	–	363	40
Mortgages and loans to Bank clients	76	16	92	86
Other financial assets	46	26	72	1
Total	$589	$44	$633	$173

	Past due but not impaired
As at December 31, 2016	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$90	$–	$90	$38
AFS	16	9	25	–
Private placements	215	64	279	152
Mortgages and loans to Bank clients	50	20	70	33
Other financial assets	57	54	111	8
Total	$428	$147	$575	$231

Summary of Company's Loans That are Considered Impaired

The following table summarizes the Company’s loans that are considered impaired.

As at December 31, 2017	Gross carrying value	Allowances for losses	Net carrying value
Private placements	$79	$39	$40
Mortgages and loans to Bank clients	132	46	86
Total	$211	$85	$126

As at December 31, 2016	Gross carrying value	Allowances for losses	Net carrying value
Private placements	$244	$92	$152
Mortgages and loans to Bank clients	59	26	33
Total	$303	$118	$185

Summary of Reconciliation of Allowance for Loan Losses

Allowance for loan losses

	2017			2016
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$92	$26	$118	$72	$29	$101
Provisions	2	33	35	112	14	126
Recoveries	(12)	(1)	(13)	(62)	(7)	(69)
Write-offs(1)	(43)	(12)	(55)	(30)	(10)	(40)
Balance, December 31	$39	$46	$85	$92	$26	$118

(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold

The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2017	Notional amount(2)	Fair value	Weighted average maturity (in years)(3)
Single name CDSs(1)
Corporate debt
AAA	$13	$–	1
AA	35	1	2
A	408	10	3
BBB	150	3	2
Total single name CDSs	$606	$14	3
Total CDS protection sold	$606	$14	3

As at December 31, 2016	Notional amount(2)	Fair value	Weighted average maturity (in years)(3)
Single name CDSs(1)
Corporate debt
AAA	$13	$–	2
AA	37	1	3
A	457	13	4
BBB	155	4	3
Total single name CDSs	$662	$18	4
Total CDS protection sold	$662	$18	4

(1)	Rating agency designations are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(2)	Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.
(3)	The weighted average maturity of the CDS is weighted based on notional amounts.

Summary of Effect of Conditional Master Netting and Similar Arrangements

The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2017	Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$16,204	$(6,714)	$(9,395)	$95	$95
Securities lending	1,563	–	(1,563)	–	–
Reverse repurchase agreements	230	(46)	(184)	–	–
Total financial assets	$17,997	$(6,760)	$(11,142)	$95	$95
Financial liabilities
Derivative liabilities	$(8,649)	$6,714	$1,718	$(217)	$(30)
Repurchase agreements	(228)	46	182	–	–
Total financial liabilities	$(8,877)	$6,760	$1,900	$(217)	$(30)
		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2016	Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$24,603	$(12,031)	$(12,382)	$190	$189
Securities lending	1,956	–	(1,956)	–	–
Reverse repurchase agreements	250	–	(250)	–	–
Total financial assets	$26,809	$(12,031)	$(14,588)	$190	$189
Financial liabilities
Derivative liabilities	$(15,095)	$12,031	$2,800	$(264)	$(42)
Repurchase agreements	(255)	–	255	–	–
Total financial liabilities	$(15,350)	$12,031	$3,055	$(264)	$(42)

(1)	Financial assets and liabilities include accrued interest of $638 and $827, respectively (2016 – $935 and $944, respectively).
(2)	Financial and cash collateral exclude over-collateralization. As at December 31, 2017, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $743, $382, $79 and $nil, respectively (2016 – $398, $494, $107 and $1, respectively). As at December 31, 2017, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange traded contracts or cleared contracts.
(3)	Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

Summary of the Effect of Unconditional Netting

The following table presents the effect of unconditional netting.

As at December 31, 2017	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments presented in the Consolidated Statements of Financial Position
Credit linked note(1)	$461	$(461)	$–
Variable surplus note	(461)	461	–

(1)	In 2017, the Company entered into a twenty-year financing facility with a third party, agreeing to issue variable surplus notes in exchange for an equal amount of credit linked notes. These notes are held to support John Hancock Life Insurance Company (USA) (“JHUSA”) excess reserves under U.S. National Association of Insurance Commissioners’ Model Regulation XXX. In certain scenarios, the credit linked note will be drawn upon by the Company which will issue fixed surplus notes equal to the draw payment received. The third party has agreed to fund any such payment under the credit-linked notes in return for a fee. As at December 31, 2017, the Company had no fixed surplus notes outstanding.

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry

The following table presents debt securities and private placements portfolio by sector and industry.

	2017		2016
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$71,888	35	$76,020	38
Utilities	40,568	20	37,561	19
Financial	27,923	13	25,027	13
Energy	16,428	8	15,775	8
Industrial	14,691	7	13,088	6
Consumer (non-cyclical)	14,009	7	12,440	6
Consumer (cyclical)	5,916	3	4,256	2
Securitized	3,577	2	3,514	2
Telecommunications	3,324	2	3,091	2
Basic materials	3,248	2	3,387	2
Technology	2,475	1	2,231	1
Media and internet	1,136	–	1,175	1
Diversified and miscellaneous	949	–	786	–
Total	$206,132	100	$198,351	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives

The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2017	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$237,434	$(30,225)	$207,209
Asia and Other	70,521	(134)	70,387
Total	$307,955	$(30,359)	$277,596

As at December 31, 2016	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$238,796	$(34,987)	$203,809
Asia and Other	62,322	35	62,357
Total	$301,118	$(34,952)	$266,166

Asset classes and individual investment risks [Member]
Schedule of Risk Concentrations

As at December 31,	2017	2016
Debt securities and private placements rated as investment grade BBB or higher(1)	98%	97%
Government debt securities as a per cent of total debt securities	39%	43%
Government private placements as a per cent of total private placements	10%	10%
Highest exposure to a single non-government debt security and private placement issuer	$1,044	$1,010
Largest single issuer as a per cent of the total equity portfolio	2%	3%
Income producing commercial office properties (2017 – 64% of real estate, 2016 – 65%)	$8,836	$9,200
Largest concentration of mortgages and real estate(2) – Ontario Canada (2017 – 25%, 2016 – 24%)	$14,779	$13,882

(1)	Investment grade debt securities and private placements include 42% rated A, 16% rated AA and 17% rated AAA (2016 – 41%, 14% and 21%) investments based on external ratings where available.
(2)	Mortgages and real estate are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients

The following table presents the carrying value of residential mortgages and loans to Bank clients.

	2017			2016
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$7,256	$11,310	$18,566	$7,574	$10,050	$17,624
Non-performing(1)	4	9	13	6	13	19
Loans to Bank clients
Performing	n/a	1,734	1,734	n/a	1,743	1,743
Non-performing(1)	n/a	3	3	n/a	2	2
Total	$7,260	$13,056	$20,316	$7,580	$11,808	$19,388

(1)	Non-performing refers to assets that are 90 days or more past due if uninsured and 365 days or more if insured.